PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34	$ 26
Accumulated depreciation	(25)	(22)
Property and equipment, net	9	4
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21	13
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13	$ 13